RESULTS FROM OPERATING ACTIVITIES - Administration expenses and other costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Labour including short term incentives	R (747.2)	R (734.9)	R (663.4)
Administration expenses and other costs	(213.8)	(199.3)	(172.9)
Administration expenses and other costs
Disclosure of transactions between related parties [line items]
Labour including short term incentives	(90.1)	(89.3)	(79.0)
Share-based payment expense	(30.1)	(26.4)	(22.0)
Information technology costs	(21.9)	(14.8)	(10.4)
Exploration expenses	(9.2)	(6.8)	(4.6)
Other costs and administration expenses	(62.5)	(62.0)	(56.9)
Administration expenses and other costs	R (213.8)	R (199.3)	R (172.9)